CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Accounts receivable, allowances for credit losses	$ 118,938	$ 128,010
Long-term prepayments, deposits and other assets, allowances for credit losses	$ 0	$ 2,391
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,351,540,382	1,351,540,382
Ordinary shares, outstanding	1,172,055,466	1,259,138,299
Treasury shares, shares	179,484,916	92,402,083